COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)
Operating Leased Assets [Line Items]
Bank guarantees		$ 37,236		$ 45,847		$ 70,000
Income from OCS grants		691		$ 996	$ 801
Damages sought by plaintiff		$ 75,000
Plaintiff payment | ₪			₪ 40,000
Paycheck Protection Program Loan [Member]
Operating Leased Assets [Line Items]
Interest rate	1.00%
Proceeds from loan	$ 979